Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds IV
Entity Central Index Key	0001738074
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000202323 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Systematic Multi-Strategy Fund
Class Name	Institutional Shares
Trading Symbol	BIMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.92%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 7,794,566,562
Holdings Count | Holding	2,368
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,794,566,562
Number of Portfolio Holdings	2,368
Portfolio Turnover Rate	134%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	45.5%
Non-Agency Mortgage-Backed Securities	25.1%
U.S. Treasury Obligations	19.4%
U.S. Government Sponsored Agency Securities	11.6%
Common Stocks	5.5%
Asset-Backed Securities	1.6%
Money Market Funds	0.2%
TBA Sale Commitments	(0.1)%
Liabilities in Excess of Other Assets	(8.8)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Consumer Discretionary	8.3%	4.9%	13.2%
Financials	10.9%	2.3%	13.2%
Industrials	5.3%	3.6%	8.9%
Information Technology	4.1%	3.7%	7.8%
Health Care	5.1%	2.1%	7.2%
Consumer Staples	3.9%	2.6%	6.5%
Energy	4.2%	2.3%	6.5%
Materials	4.0%	2.4%	6.4%
Communication Services	4.0%	0.9%	4.9%
Utilities	3.5%	1.2%	4.7%
Real Estate	2.5%	0.5%	3.0%
Other(d)	17.7%	—%	17.7%
	73.5	26.5	100.0
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.7%), Non-Agency Mortgaged-Backed Securities (11.5%) and U.S. Government Sponsored Agency Obligations (5.4%).

C000202321 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Systematic Multi-Strategy Fund
Class Name	Investor A Shares
Trading Symbol	BAMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$61	1.20%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[2]
Net Assets	$ 7,794,566,562
Holdings Count | Holding	2,368
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,794,566,562
Number of Portfolio Holdings	2,368
Portfolio Turnover Rate	134%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	45.5%
Non-Agency Mortgage-Backed Securities	25.1%
U.S. Treasury Obligations	19.4%
U.S. Government Sponsored Agency Securities	11.6%
Common Stocks	5.5%
Asset-Backed Securities	1.6%
Money Market Funds	0.2%
TBA Sale Commitments	(0.1)%
Liabilities in Excess of Other Assets	(8.8)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Consumer Discretionary	8.3%	4.9%	13.2%
Financials	10.9%	2.3%	13.2%
Industrials	5.3%	3.6%	8.9%
Information Technology	4.1%	3.7%	7.8%
Health Care	5.1%	2.1%	7.2%
Consumer Staples	3.9%	2.6%	6.5%
Energy	4.2%	2.3%	6.5%
Materials	4.0%	2.4%	6.4%
Communication Services	4.0%	0.9%	4.9%
Utilities	3.5%	1.2%	4.7%
Real Estate	2.5%	0.5%	3.0%
Other(d)	17.7%	—%	17.7%
	73.5	26.5	100.0
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.7%), Non-Agency Mortgaged-Backed Securities (11.5%) and U.S. Government Sponsored Agency Obligations (5.4%).

C000202322 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Systematic Multi-Strategy Fund
Class Name	Investor C Shares
Trading Symbol	BMBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$96	1.90%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.90%	[3]
Net Assets	$ 7,794,566,562
Holdings Count | Holding	2,368
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,794,566,562
Number of Portfolio Holdings	2,368
Portfolio Turnover Rate	134%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	45.5%
Non-Agency Mortgage-Backed Securities	25.1%
U.S. Treasury Obligations	19.4%
U.S. Government Sponsored Agency Securities	11.6%
Common Stocks	5.5%
Asset-Backed Securities	1.6%
Money Market Funds	0.2%
TBA Sale Commitments	(0.1)%
Liabilities in Excess of Other Assets	(8.8)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Consumer Discretionary	8.3%	4.9%	13.2%
Financials	10.9%	2.3%	13.2%
Industrials	5.3%	3.6%	8.9%
Information Technology	4.1%	3.7%	7.8%
Health Care	5.1%	2.1%	7.2%
Consumer Staples	3.9%	2.6%	6.5%
Energy	4.2%	2.3%	6.5%
Materials	4.0%	2.4%	6.4%
Communication Services	4.0%	0.9%	4.9%
Utilities	3.5%	1.2%	4.7%
Real Estate	2.5%	0.5%	3.0%
Other(d)	17.7%	—%	17.7%
	73.5	26.5	100.0
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.7%), Non-Agency Mortgaged-Backed Securities (11.5%) and U.S. Government Sponsored Agency Obligations (5.4%).

C000222461 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Systematic Multi-Strategy Fund
Class Name	Class K Shares
Trading Symbol	BKMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$41	0.81%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[4]
Net Assets	$ 7,794,566,562
Holdings Count | Holding	2,368
Investment Company Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,794,566,562
Number of Portfolio Holdings	2,368
Portfolio Turnover Rate	134%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	45.5%
Non-Agency Mortgage-Backed Securities	25.1%
U.S. Treasury Obligations	19.4%
U.S. Government Sponsored Agency Securities	11.6%
Common Stocks	5.5%
Asset-Backed Securities	1.6%
Money Market Funds	0.2%
TBA Sale Commitments	(0.1)%
Liabilities in Excess of Other Assets	(8.8)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Consumer Discretionary	8.3%	4.9%	13.2%
Financials	10.9%	2.3%	13.2%
Industrials	5.3%	3.6%	8.9%
Information Technology	4.1%	3.7%	7.8%
Health Care	5.1%	2.1%	7.2%
Consumer Staples	3.9%	2.6%	6.5%
Energy	4.2%	2.3%	6.5%
Materials	4.0%	2.4%	6.4%
Communication Services	4.0%	0.9%	4.9%
Utilities	3.5%	1.2%	4.7%
Real Estate	2.5%	0.5%	3.0%
Other(d)	17.7%	—%	17.7%
	73.5	26.5	100.0
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.7%), Non-Agency Mortgaged-Backed Securities (11.5%) and U.S. Government Sponsored Agency Obligations (5.4%).

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.